Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
19. Related Party Transactions
In the ordinary course of business, we may enter into transactions with directors, principal officers, their immediate families, and affiliated companies in which they are principal stockholders (commonly referred to as “related parties”).
Founder Notes
The Company had
non-interest
bearing promissory notes, of which $0.0 million and $0.08 million was outstanding as of September 30, 2023 and December 31, 2022, respectively.
Principal Stockholder Promissory Notes
During 2019, 2020, and 2021 the Company entered into the following promissory notes with a then-principal stockholder (the ”former principal stockholder”) of the Company:

•
On May 17, 2019, a $2.0 million note with interest at the rate of 2.5% per annum and maturity date of May 17, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 7.5%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On August 28, 2019, a $1.0 million note with interest at the rate of 5.0% per annum and a maturity date of August 28, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5.0% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On November 28, 2019, a $0.3 million note with interest at the rate of 5.0% per annum and a maturity date of August 28, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On March 20, 2020, a $0.3 million note with interest at the rate of 5.0% per annum and a maturity date of March 20, 2022. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On February 12, 2021, a $0.6 million note with interest at the rate of 5.0% per annum and a maturity date of June 12, 2022. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

As of September 30, 2023, all outstanding promissory notes with respect to the former principal stockholder are included within the loan payable on the condensed consolidated balance sheet for a total of $5.4 million, including accrued interest and default interest of $1.4 million. As the 2019, 2020, and 2021 notes were not paid upon maturity, these loans were in default as of September 30, 2023, and on August 4, 2023, the Company received a notice of default from the principal stockholder. The Company accrued for the default fee on the date of default and the additional default interest following that date. Interest expense, including default interest, recorded in the condensed consolidated statement of operations was $0.3 million for the nine months ended September 30, 2023. On September 30, 2022, the former principal stockholder and certain related parties waived their rights to seek remedies resulting from
an event of default due to a failure to make payments of principal or interest at the stated maturity or due date, respectively. On October 30, 2023, the Company entered into an agreement with the former principal stockholder regarding a mutually agreed upon repayment schedule with respect to the outstanding promissory notes issued to such former principal stockholder.
Other Related Party Promissory Notes
During 2019, 2020, 2021, and 2022, the Company entered into the following promissory notes with other related parties:

•
On September 30, 2019, a $0.2 million note with interest at the rate of 12.0% per annum and a maturity date of September 30, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. This loan was made from a company owned by the current CEO. Total payments made to this loan equate to $0.2 million. This loan remains outstanding for interest in the amount of $0.1 million. Upon default, on the September 30, 2019, loan the Company shall pay a fee of 5% of the outstanding principal balance and accrued

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interest and from that point further interest shall accrue at an additional rate of
17.0
%. The holder of this note waived their rights to remedy in the event of default, which in effect releases the lender from their lien on and security interest in the Company’s assets.

•
On October 21, 2019, a $
0.2
 million note with interest at the rate of
12.0
% per annum and maturity date of
October 21, 2021
. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of
5
% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of
17.0
%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied. The principal and interest of this loan has been paid as of September 30, 2023.

•
On February 18, 2020, a $
0.1
 million note with interest at the rate of
12.0
% per annum and a maturity date of
February 18, 2021
. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of
5
% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of
17.0
%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On June 9, 2020, a $
75,000
note was entered into by the Company from the president and
co-founder
of the Company. This note has interest at the rate of
5.0
% per annum and a maturity date of
June 9, 2022
. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of
5
% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of
10.0
%. The principal and interest of this loan has been paid as of September 30, 2023.

•
On June 15, 2020, a $
0.1
 million note with interest at the rate of
7.5
% per annum and a maturity date of
June 15, 2021
. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. This loan was made from a company owned by the current CEO. Upon default, the Company shall pay a fee of
5
% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of
12.5
%. The holder of this note waived their rights to remedy in the event of default, which in effect releases the lender from their lien on and security interest in the Company’s assets. The principal and interest of this loan has been paid as of September 30, 2023.

•
On November 2, 2020, a $
50,000
note was entered into by the Company from to the president and co-founder
of the Company. This note has interest at the rate of
5.0
% per annum and a maturity date of
June 2, 2022
. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of
5
% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of
10.0
%. The principal and interest of this loan has been paid as of September 30, 2023.

•
On January 12, 2021, a $
0.3
 million note with interest at the rate of
12.0
% per annum and a maturity date of
June 12, 2022
. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of
5
% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of
17.0
%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On February 22, 2021, a $
40,000
note with interest at the rate of
12.0
% per annum and a maturity date of
June 22, 2022
. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of
5
% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of
17.0
%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On October 27, 2022, a $
0.4
 million note with interest at the rate of
12.0
% per annum and a maturity date of
January 27, 2023
. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of
5
% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of
17.0
%. The Company borrowed $0.3 million in April 2023 and repaid $
0.3
 million in May 2023 upon closing of the Company’s IPO. This loan remains outstanding in the amount of $
0.01
 million. The holder of this note waived their rights to remedy in the event of default, which in effect releases the lender from their lien on and security interest in the Company’s assets.

•	In August 2023, the company borrowed $ 0.2 million in a non-interest bearing note and repaid $ 0.1 million. As of September 30, 2023, this loan remains outstanding in the amount of $ 0.1 million.
As of September 30, 2023, all other related party promissory notes were outstanding and included within the loan payable on the condensed consolidated balance sheet for a total of $
0.8
 million, including accrued interest and default interest of $
0.4
 million. All notes were not paid upon maturity. These loans were in default as of period end due to outstanding interest. The Company accrued for the default fee on the date of default and the additional default interest following that date. Interest expense, including default interest, recorded in the condensed consolidated statement of operations was $
0.1
 million for the nine months ended September 30, 2023. On September 30, 2022, related parties waived their rights to remedy in the event of default, which in effect releases the Company from the obligation of the incremental interest and fees, as well as the lender from their lien on and security interest in the Company’s assets.
During 2022, multiple of the loans above with maturity dates in 2022 remained unpaid as of the maturity date. On September 30, 2022, those lenders waived their rights to remedy in the event of default, which in effect releases the lender from their lien on and security interest in the Company’s assets. Currently, the Company is renegotiating the terms of the loans.
Loan payable consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30,	December 31,
(in thousands)	2023	2022
Founder Notes	$—	$79
Principal stockholder promissory notes	5,404	5,503
Other related party promissory notes	862	1,126

Total Loan Payable	$6,266	$6,708

Other Related Party Transactions
In 2016, the Company entered into an agreement with Fuseproject, a design firm that designed the Company’s main product, its fitness mirror. As of September 30, 2023 and 2022, the Company had incurred $
0.1
 million and $
0.0
million, respectively, of expenses for design services provided by Fuseproject.
In 2017, the Company entered into a royalty agreement with Fuseproject and agreed to pay
3
% of cumulative net sales up to $
5.0
 million and
1
% of cumulative net sales above $
5.0
 million, up to a maximum total royalty of $
1.0
 million. Regardless of the level of cumulative net sales, a guaranteed minimum payment of $
0.2
 million shall be paid in the first 12 months after the products initial retail release as an advance towards the royalty payments which was accrued as of September 30, 2023. As of September 30, 2023 the Company has accrued $
0.2
 million in royalty payments.
As of September 30, 2023, the principal stockholder associated with Fuseproject referenced above owned
226,217
of the Company’s common stock., with fully diluted ownership of less than
5
% as of September 30, 2023 and December 31, 2022, respectively.
In 2022, the Company entered into an agreement with Apeiron Advisory Ltd for promotion of the Company, participation in industry conferences, and ongoing structural advice and consulting. The agreement was terminated and the Company is no longer receiving any advisory services from Apeiron Advisory Ltd. As of the nine months ended September 30, 2023 and 2022, the Company has incurred $
0.0
 million and $
0.9
 million, respectively, of expenses for such services provided by Apeiron Advisory Ltd.
As of September 30, 2023, Apeiron Investment Group Ltd and certain of its affiliates (“Apeiron”) owned
1,490,524
shares of common stock. As of December 31, 2022 Apeiron owned
447,318
shares of the Company’s Class A common shares, and
24,143
of the Company’s Class A common warrants. As of September 30, 2023 and December 31, 2022, Apeiron had fully diluted ownership of more than
5
%, respectively.

22. Related Party Transactions
In the ordinary course of business, we may enter into transactions with directors, principal officers, their immediate families, and affiliated companies in which they are principal stockholders (commonly referred to as “related parties”).
Founder Notes
The Company has noninterest bearing promissory notes, of which $0.08 million was outstanding as of December 31, 2022 and December 31, 2021.

Principal Stockholder Promissory Notes
During 2019, 2020, and 2021 the Company entered into the following promissory notes with a principal stockholder of the Company:

•
On May 17, 2019, a $2.0 million note with interest at the rate of 2.5% per annum and maturity date of May 17, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 7.5%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On August 28, 2019, a $1.0 million note with interest at the rate of 5.0% per annum and a maturity date of August 28, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5.0% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On November 28, 2019, a $0.3 million note with interest at the rate of 5.0% per annum and a maturity date of August 28, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On March 20, 2020, a $0.3 million note with interest at the rate of 5.0% per annum and a maturity date of March 20, 2022. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On February 12, 2021, a $0.6 million note with interest at the rate of 5.0% per annum and a maturity date of June 12, 2022. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

As of December 31, 2022, all principal stockholder promissory notes were outstanding and included within the loan payable on the Consolidated Balance Sheet for a total of $5.5 million, including accrued interest and default interest of $1.4 million. As the 2019, 2020, and 2021 notes were not paid upon maturity, these loans were in default as of year end. The Company accrued for the default fee on the date of default and the additional default interest following that date. Interest expense, including default interest, recorded in the consolidated statement of operations was $0.8 million during the twelve months ended December 31, 2022. On September 30, 2022, the principal officer and certain related parties waived their rights to remedy in the event of default, which in effect releases the lender from their lien on and security interest the Company’s assets.
Other Related Party Promissory Notes
During 2019, 2020, 2021, and 2022, the Company entered into the following promissory notes with other related parties:

•
On September 30, 2019, a $0.2 million note with interest at the rate of 12.0% per annum and a maturity date of September 30, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. This loan was made from a company owned by the current CEO. Total payments made to this loan equate to $0.2 million. This loan remains outstanding for interest in the amount of $.08 million. Upon default, on the September 30, 2019, loan the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 17.0%. The holder of this note waived their rights to remedy in the event of default, which in effect releases the lender from their lien on and security interest the Company’s assets.

•
On October 21, 2019, a $0.2 million note with interest at the rate of 12.0% per annum and maturity date of October 21, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 17.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On February 18, 2020, a $0.1 million note with interest at the rate of 12.0% per annum and a maturity date of February 18, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 17.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On June 9, 2020, a $75,000 note was entered into by the Company from the president and co-founder of the Company. This note has interest at the rate of 5.0% per annum and a maturity date of June 9, 2022. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. The principal of this loan has been paid as of December 31, 2022. However, the loan remains outstanding for interest accrued throughout the term. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On June 15, 2020, a $0.1 million note with interest at the rate of 7.5% per annum and a maturity date of June 15, 2021. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. This loan was made from a company owned by the current CEO. Total payments made to this loan equate to $0.1 million. The principal of this loan was paid as of December 31, 2022 and remains outstanding for interest in the amount of $0.01 million. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 12.5%. The holder of this note waived their rights to remedy in the event of default, which in effect releases the lender from their lien on and security interest the Company’s assets.

•
On November 2, 2020, a $50,000 note was entered into by the Company from to the president and co-founder of the Company. This note has interest at the rate of 5.0% per annum and a maturity date of June 2, 2022. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 10.0%. The principal of this loan has been paid as of December 31, 2022. However, the loan remains outstanding for interest accrued throughout the term. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On January 12, 2021, a $0.3 million note with interest at the rate of 12.0% per annum and a maturity date of June 12, 2022. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 17.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On February 22, 2021, a $40,000 note with interest at the rate of 12.0% per annum and a maturity date of June 22, 2022. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 17.0%. This note is secured by a lien on and security interest in all right, title and interest of the Company’s assets. The security interest will continue until all obligations under the note are satisfied.

•
On October 27, 2022, a $425,000 note with interest at the rate of 12.0% per annum and a maturity date of January 27, 2023. The note includes additional interest and fees associated with it upon the occurrence of default for late payment. Upon default, the Company shall pay a fee of 5% of the outstanding principal balance and accrued interest and from that point further interest shall accrue at an additional rate of 17.0%. The holder of this note waived their rights to remedy in the event of default, which in effect releases the lender from their lien on and security interest the Company’s assets.

As of December 31, 2022, all other related party promissory notes were outstanding and included within the loan payable on the Consolidated Balance Sheet for a total of $1.2 million, including accrued interest and default interest of $0.4 million. All notes, except the October 27, 2022 note, were not paid upon maturity. These loans were in default as of period end due to outstanding interest. The Company accrued for the default fee on the date of default and the additional default interest following that date. Interest expense, including default interest, recorded in the consolidated statement of operations was $0.2 million during the twelve months ending December 31, 2022. On September 30, 2022, related parties waived their rights to remedy in the event of default, which in effect releases the Company from the obligation of the incremental interest and fees, as well as the lender from their lien on and security interest in the Company’s assets.
During 2022, multiple of the loans above with maturity dates in 2022 remained unpaid as of the maturity date. On September 30, 2022, those lenders waived their rights to remedy in the event of default, which in effect releases the lender from their lien on and security interest in the Company’s assets. Currently, the Company is renegotiating the terms of the loans.
During the twelve months ending December 31, 2022 and 2021, the Company repaid $0.7 million and $1.9 million of its related party loans.
In 2016, the Company entered into an agreement with Fuseproject, a design firm that designed the Company’s main product, its fitness mirror. As of December 31, 2022 and 2021, the Company had incurred $0.2 million and $0.8 million, respectively, of expenses for design services provided by Fuseproject.
As of December 31, 2022, the principal stockholder associated with Fuseproject referenced above owned 7,499 of the Company’s Class A common shares and 1,833 of the Company’s Class B common warrants. As of December 31, 2022, the principal stockholder also owned 28,666 shares of the Company’s Class B common shares, with fully diluted ownership of 1.26% and 2.17 % as of December 31, 2022 and 2021, respectively.
In 2022, the Company entered into an agreement with Apeiron Advisory Ltd for promotion of the Company, participation in industry conferences, and ongoing structural advice and consulting. As of December 31, 2022 and 2021, the Company has incurred $0.9 million and $ 0.0 million, respectively, of expenses for such services provided by Apeiron Advisory Ltd.
As of December 31, 2022 and 2021, Apeiron Investment Group Ltd owned 447,318 and 11,520 shares of the Company’s Class A common shares, 0 and 9,925 shares of the Company’s Series A preferred shares, and 24,143 and 0 of the Company’s Class A common warrants, respectively, with fully diluted ownership of 15.60% and 5.00%, respectively.